Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 26,047	$ 3,839	¥ 64,269
Total current assets	121,999	17,981	120,596
Non-current assets
Intangible assets	39,676	5,848	45,117
Total assets	187,198	27,590	192,261
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable	40,488	5,967	30,586
Amount due to subsidiaries	1,792	264	1,792
Total liabilities	84,151	12,402	82,479
Shareholders’ equity:
Ordinary shares (US$0.00001428571428 par value; 3,500,000,000 and 3,500,000,000 shares authorized; 1,423,285,396 and 1,423,285,396 issued and outstanding as of December 31, 2025 and June 30, 2026, respectively)	126	19	126
Additional paid-in capital	319,058	47,023	312,339
Treasury stock	(50)	(7)
Statutory reserve	7,596	1,120	7,596
Accumulated deficit	(247,847)	(36,528)	(238,117)
Accumulated other comprehensive income	(967)	(143)	1,921
Total shareholders’ equity	77,916	11,484	83,865
Total liabilities and equity	187,198	27,590	192,261
Parent [Member]
Current assets:
Cash and cash equivalents	6,474	954	7,549
Amount due from subsidiaries	234,233	34,522	241,409
Other current assets			800
Total current assets	240,707	35,476	249,758
Non-current assets
Intangible assets	10,002	1,474	10,947
Investment in subsidiaries	(163,992)	(24,169)	(167,698)
Total non-current assets	(153,990)	(22,695)	(156,751)
Total assets	86,717	12,781	93,007
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable
Amount due to subsidiaries	8,801	1,297	9,142
Total liabilities	8,801	1,297	9,142
Shareholders’ equity:
Ordinary shares (US$0.00001428571428 par value; 3,500,000,000 and 3,500,000,000 shares authorized; 1,423,285,396 and 1,423,285,396 issued and outstanding as of December 31, 2025 and June 30, 2026, respectively)	126	18	126
Additional paid-in capital	319,058	47,023	312,339
Treasury stock	(50)	(6)
Statutory reserve	7,596	1,120	7,596
Accumulated deficit	(247,847)	(36,528)	(238,117)
Accumulated other comprehensive income	(967)	(143)	1,921
Total shareholders’ equity	77,916	11,484	83,865
Total liabilities and equity	¥ 86,717	$ 12,781	¥ 93,007